TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 1,713,068	$ 502,434
Deferred	63,107	(48,710)
The provision for income taxes	$ 1,776,175	$ 453,724	$ 605,428